NOTE 2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of exchange rates used
	December 31, 2015	December 31, 2014	December 31, 2013
Exchange rates as of the date specified for	6.4936:1 RMB to USD	6.1190:1 RMB to USD	6.0969:1 RMB to USD
the year ended on the date specified	7.7510:1 HKD to USD	7.7567:1 HKD to USD	7.7546:1 HKD to USD
Average exchange rates for the years ended	6.2245:1 RMB to USD	6.1443:1 RMB to USD	6.1983:1 RMB to USD
	7.7521:1 HKD to USD	7.7556:1 HKD to USD	7.7573:1 HKD to USD

Estimated useful lives of property, equipment and leasehold improvements
Useful life
Buildings	40 years
Equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Schedule of earnings per share calculation
	Year ended December 31,
	2015	2014

Net income	$8,281	$10,166
Weighted average number of common shares outstanding – Basic	23,550,145	23,549,112
Stock options	530,104	291,532
Weighted average number of common shares outstanding – Diluted	24,080,249	23,840,644
Earnings per share
Basic	$0.35	$0.43
Diluted	$0.34	$0.43